Leases - Summary of Maturities of the Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 2,422
2024	2,288
2025	2,198
2026	1,524
2027	1,566
Thereafter	2,841
Total lease payments	12,839
Less: Imputed interest	(2,636)
Present value of lease liabilities	10,203	$ 6,600
Operating lease liabilities, current	2,345		$ 0
Operating lease liabilities, noncurrent	$ 7,858		$ 0